UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.

Address:   11755 Wilshire Blvd., Suite 1350
           Los Angeles, CA  90025


Form 13F File Number: 028-06191


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher T. Winkler
Title:   Managing Member
Phone:   310-899-7300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher T. Winkler                 Los Angeles, CA            2/14/2011
---------------------------------  ---------------------------------  ---------
          [Signature]                       [City, State]              [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:     $ 3,695,362
                                         --------------
                                         (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  Form 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACCENTURE PLC IRELAND        SHS CLASS A    G1151C101   50,473  1,040,900 SH       Sole       0         1,040,900      0    0
AES CORP                     COM            00130H105   91,533  7,514,995 SH       Sole       0         7,514,995      0    0
APOLLO GROUP INC             CL A           037604105   23,403    592,621 SH       Sole       0           592,621      0    0
APPLE INC                    COM            037833100   23,644     73,300 SH       Sole       0            73,300      0    0
BOSTON SCIENTIFIC CORP       COM            101137107  105,924 13,992,600 SH       Sole       0        13,992,600      0    0
BOSTON SCIENTIFIC CORP       COM            101137107   34,463  4,552,600 SH  CALL Sole       0         4,552,600      0    0
BP PLC                       SPONSORED ADR  055622104   96,731  2,189,967 SH       Sole       0         2,189,967      0    0
CAREFUSION CORP              COM            14170T101  102,060  3,971,200 SH       Sole       0         3,971,200      0    0
CHESAPEAKE ENERGY CORP       COM            165167107  160,185  6,182,353 SH       Sole       0         6,182,353      0    0
CISCO SYS INC                COM            17275R102  115,445  5,706,606 SH       Sole       0         5,706,606      0    0
CITIGROUP INC                COM            172967101   69,304 14,652,100 SH       Sole       0        14,652,100      0    0
CLEARWIRE CORP NEW           CL A           18538Q105   16,212  3,147,963 SH       Sole       0         3,147,963      0    0
COMCAST CORP NEW             CL A           20030N101    1,398     63,614 SH       Sole       0            63,614      0    0
COMCAST CORP NEW             CL A SPL       20030N200  109,788  5,275,755 SH       Sole       0         5,275,755      0    0
CVS CAREMARK CORPORATION     COM            126650100   47,108  1,354,848 SH       Sole       0         1,354,848      0    0
D R HORTON INC               COM            23331A109    5,890    493,700 SH       Sole       0           493,700      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702   14,862  1,179,500 SH       Sole       0         1,179,500      0    0
E TRADE FINANCIAL CORP       COM NEW        269246401   78,568  4,910,472 SH       Sole       0         4,910,472      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109   48,207    903,100 SH       Sole       0           903,100      0    0
FORD MTR CO DEL              COM PAR $0.01  345370860   22,982  1,368,800 SH       Sole       0         1,368,800      0    0
GENERAL ELECTRIC CO          COM            369604103   92,888  5,078,600 SH       Sole       0         5,078,600      0    0
GENERAL MTRS CO              COM            37045V100   48,718  1,321,700 SH       Sole       0         1,321,700      0    0
GLOBAL PMTS INC              COM            37940X102   26,013    562,931 SH       Sole       0           562,931      0    0
GOOGLE INC                   CL A           38259P508  113,180    190,549 SH       Sole       0           190,549      0    0
JPMORGAN CHASE & CO          COM            46625H100  114,342  2,695,466 SH       Sole       0         2,695,466      0    0
LENNAR CORP                  CL A           526057104    5,994    319,700 SH       Sole       0           319,700      0    0
MEAD JOHNSON NUTRITION CO    COM            582839106   28,237    453,600 SH       Sole       0           453,600      0    0
MGM RESORTS INTERNATIONAL    COM            552953101   71,763  4,832,549 SH       Sole       0         4,832,549      0    0
MICRON TECHNOLOGY INC        COM            595112103   23,746  2,960,900 SH       Sole       0         2,960,900      0    0
MICROSOFT CORP               COM            594918104  114,398  4,097,366 SH       Sole       0         4,097,366      0    0
NAVISTAR INTL CORP NEW       COM            63934E108   25,247    435,965 SH       Sole       0           435,965      0    0
NETFLIX INC                  COM            64110L106   87,850    500,000 SH       Sole       0           500,000      0    0
NETFLIX INC                  COM            64110L106   26,636    151,600 SH  PUT  Sole       0           151,600      0    0
ORACLE CORP                  COM            68389X105  102,590  3,277,648 SH       Sole       0         3,277,648      0    0
PFIZER INC                   COM            717081103  115,149  6,576,184 SH       Sole       0         6,576,184      0    0
POTASH CORP SASK INC         COM            73755L107  103,319    667,308 SH       Sole       0           667,308      0    0
PULTE GROUP INC              COM            745867101    6,036    802,700 SH       Sole       0           802,700      0    0
RADIOSHACK CORP              COM            750438103  105,019  5,679,768 SH       Sole       0         5,679,768      0    0
SCHWAB CHARLES CORP NEW      COM            808513105  188,350 11,008,200 SH       Sole       0        11,008,200      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   24,296  1,616,500 SH       Sole       0         1,616,500      0    0
SOUTHWESTERN ENERGY CO       COM            845467109   94,863  2,534,400 SH       Sole       0         2,534,400      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107  255,605  1,842,600 SH  CALL Sole       0         1,842,600      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100   94,221 22,274,500 SH       Sole       0        22,274,500      0    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209   11,615    222,800 SH       Sole       0           222,800      0    0
TOLL BROTHERS INC            COM            889478103    5,793    304,900 SH       Sole       0           304,900      0    0
UNITED CONTL HLDGS INC       COM            910047109   46,459  1,950,400 SH       Sole       0         1,950,400      0    0
WESTERN DIGITAL CORP         COM            958102105   48,070  1,417,990 SH       Sole       0         1,417,990      0    0
WILLIAMS COS INC DEL         COM            969457100  185,198  7,491,832 SH       Sole       0         7,491,832      0    0
XEROX CORP                   COM            984121103   74,851  6,497,500 SH       Sole       0         6,497,500      0    0
YAHOO INC                    COM            984332106  236,736 14,235,507 SH       Sole       0        14,235,507      0    0